UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2008 (Unaudited)

DWS Short Duration Plus Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 33.1%
Consumer Discretionary 1.9%
AMC Entertainment, Inc., 8.0%, 3/1/2014	54,000	33,210
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	35,000	16,275
8.0%, 3/15/2014	20,000	9,500
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	110,000	57,750
Cablevision Systems Corp., Series B, 8.334% **, 4/1/2009	29,000	28,928
Charter Communications Operating LLC, 144A, 10.875%, 9/15/2014	135,000	108,000
Comcast Corp., 5.5%, 3/15/2011	5,000,000	4,894,190
CSC Holdings, Inc.:
6.75%, 4/15/2012	50,000	45,750

Series B, 7.625%, 4/1/2011	35,000	32,988
Series B, 8.125%, 7/15/2009	55,000	54,725
Series B, 8.125%, 8/15/2009	95,000	94,525
DIRECTV Holdings LLC, 7.625%, 5/15/2016	140,000	135,800
Dollarama Group Holdings LP, 8.073% **, 8/15/2012 (a)	38,000	24,130
EchoStar DBS Corp.:
6.375%, 10/1/2011	85,000	79,050
6.625%, 10/1/2014	59,000	49,265
7.125%, 2/1/2016	50,000	41,750
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	50,000	34,000
Group 1 Automotive, Inc., 8.25%, 8/15/2013	30,000	20,100
Hertz Corp., 8.875%, 1/1/2014	130,000	79,950
Home Depot, Inc., 2.046% **, 12/16/2009	2,665,000	2,517,708
Idearc, Inc., 8.0%, 11/15/2016	115,000	8,625
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	45,000	24,525
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	55,000	23,375
Kabel Deutschland GmbH, 10.625%, 7/1/2014	80,000	71,200
Lamar Media Corp., Series C, 6.625%, 8/15/2015	30,000	21,675
Liberty Media LLC, 5.7%, 5/15/2013	25,000	16,389
Macy's Retail Holdings, Inc., 6.3%, 4/1/2009	5,065,000	4,939,565
MGM MIRAGE:
6.0%, 10/1/2009	40,000	38,200
6.625%, 7/15/2015	205,000	125,050
8.375%, 2/1/2011	57,000	33,915
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	61,000	45,750
Norcraft Holdings LP, 9.75%, 9/1/2012	10,000	7,450
Penske Automotive Group, Inc., 7.75%, 12/15/2016	105,000	48,825
Seminole Hard Rock Entertainment, Inc., 144A, 4.496% **, 3/15/2014	55,000	27,913
Shaw Communications, Inc., 8.25%, 4/11/2010	85,000	83,725
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	40,000	20,000
Sinclair Television Group, Inc., 8.0%, 3/15/2012	54,000	40,635
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	40,000	14,900
Target Corp., 2.631% **, 8/7/2009	5,000,000	4,918,200
Time Warner Cable, Inc., 6.2%, 7/1/2013	4,445,000	4,204,503
Viacom, Inc., 5.75%, 4/30/2011	5,000,000	4,540,940
Videotron Ltd., 144A, 9.125%, 4/15/2018	15,000	13,950
Vitro SAB de CV, 9.125%, 2/1/2017	160,000	48,000

		27,674,904
Consumer Staples 2.9%
Alliance One International, Inc., 8.5%, 5/15/2012	15,000	11,025
ConAgra Foods, Inc., 7.875%, 9/15/2010	10,000,000	10,347,470
CVS Caremark Corp., 2.503% **, 6/1/2010	6,000,000	5,520,666
Delhaize America, Inc.:
8.05%, 4/15/2027	45,000	41,644
9.0%, 4/15/2031	82,000	82,928
Dr. Pepper Snapple Group, Inc., 144A, 6.12%, 5/1/2013	1,400,000	1,379,052
H.J. Heinz Co., 5.35%, 7/15/2013	5,840,000	5,793,724
Kraft Foods, Inc., 2.79% **, 8/11/2010	5,000,000	4,707,755
Procter & Gamble Co., 4.6%, 1/15/2014	4,735,000	4,961,820
Reynolds American, Inc.:
2.696% **, 6/15/2011	5,000,000	4,048,185
6.5%, 7/15/2010	5,000,000	4,968,300
Smithfield Foods, Inc., 7.75%, 7/1/2017	25,000	14,250
Viskase Companies, Inc., 11.5%, 6/15/2011	155,000	100,750

		41,977,569

Energy 1.3%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018	100,000	61,000
Bristow Group, Inc., 7.5%, 9/15/2017	65,000	43,550
Chaparral Energy, Inc., 8.5%, 12/1/2015	10,000	2,000
Chesapeake Energy Corp.:
6.25%, 1/15/2018	35,000	25,900
6.875%, 1/15/2016	155,000	124,000
7.25%, 12/15/2018	105,000	81,900
7.5%, 6/15/2014	40,000	33,800
Cimarex Energy Co., 7.125%, 5/1/2017	40,000	31,200
ConocoPhillips, 8.75%, 5/25/2010	11,000,000	11,593,274
Dynegy Holdings, Inc., 6.875%, 4/1/2011	15,000	13,125
El Paso Corp.:
7.25%, 6/1/2018	155,000	123,019
9.625%, 5/15/2012	50,000	42,455
Enterprise Products Operating LP, 4.95%, 6/1/2010	5,000,000	4,788,950
Forest Oil Corp., 144A, 7.25%, 6/15/2019	30,000	21,900
Frontier Oil Corp.:
6.625%, 10/1/2011	40,000	36,200
8.5%, 9/15/2016	80,000	70,600
KCS Energy, Inc., 7.125%, 4/1/2012	195,000	146,250
Mariner Energy, Inc.:
7.5%, 4/15/2013	55,000	35,200
8.0%, 5/15/2017	75,000	39,000
Newfield Exploration Co., 7.125%, 5/15/2018	90,000	71,100
OPTI Canada, Inc.:
7.875%, 12/15/2014	75,000	38,250
8.25%, 12/15/2014	145,000	78,300
Pemex Project Funding Master Trust, Series 2, 9.125%, 10/13/2010	838,000	881,995
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015	35,000	25,900
9.125%, 7/15/2013	50,000	40,500
Plains Exploration & Production Co.:
7.0%, 3/15/2017	50,000	34,250
7.625%, 6/1/2018	95,000	65,075
Quicksilver Resources, Inc., 7.125%, 4/1/2016	135,000	72,225
Range Resources Corp., 7.25%, 5/1/2018	25,000	20,875
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018	50,000	27,750
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	75,000	65,625
Stone Energy Corp., 6.75%, 12/15/2014	60,000	29,400
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	35,000	27,781
Tesoro Corp., 6.5%, 6/1/2017	80,000	43,900
Whiting Petroleum Corp.:
7.0%, 2/1/2014	25,000	17,625
7.25%, 5/1/2012	105,000	78,225
7.25%, 5/1/2013	30,000	21,300
Williams Companies, Inc.:
8.125%, 3/15/2012	143,000	131,739
8.75%, 3/15/2032	114,000	84,930
Williams Partners LP, 7.25%, 2/1/2017	30,000	23,700

		19,193,768
Financials 20.0%
American Express Bank, FSB, 3.15%, 12/9/2011	9,000,000	9,071,649
American Express Credit Corp., Series C, 1.871% **, 5/27/2010	8,000,000	7,389,720
American General Finance Corp., Series J, 2.246% **, 12/15/2011	12,000,000	4,545,312

Ashton Woods USA LLC, 9.5%, 10/1/2015 *	110,000	22,000
Bank of America Corp., Series L, 3.125%, 6/15/2012	8,730,000	9,072,059
Bank of America NA, 1.7%, 12/23/2010 (b)	9,000,000	9,026,685
Bank of New York, 5.05%, 3/3/2009	3,500,000	3,495,380
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	10,370,000	10,528,319
Barclays Bank PLC, 3.0% **, 8/10/2009	6,665,000	6,665,000
BB&T Corp., 6.5%, 8/1/2011	8,000,000	8,097,520
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	30,000	6,000
Capital One Bank USA NA, 5.0%, 6/15/2009	1,000,000	985,351
Caterpillar Financial Services Corp., Series F, 4.85%, 12/7/2012	4,000,000	3,795,156
CIT Group, Inc., 5.4%, 2/13/2012	9,090,000	7,333,876
Citigroup, Inc.:
2.875%, 12/9/2011	5,000,000	5,155,860
4.625%, 8/3/2010	10,000,000	9,835,090
6.5%, 8/19/2013	80,000	80,727
Commonwealth Bank of Australia, 144A, 5.0%, 11/6/2012	5,000,000	4,762,550
Conproca SA de CV, REG S, 12.0%, 6/16/2010	145,110	147,649
Countrywide Financial Corp., 5.8%, 6/7/2012	7,000,000	6,822,571
Depfa ACS Bank, 144A, 9.5% **, 10/6/2023	15,000,000	13,800,000
Diageo Capital PLC, 4.375%, 5/3/2010	5,015,000	4,967,488
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	249,000	181,897
7.875%, 6/15/2010	130,000	104,023
General Electric Capital Corp.:
Series G, 3.0%, 12/9/2011	9,000,000	9,304,650
Series A, 5.25%, 10/19/2012	10,000,000	10,072,110
Glitnir Banki HF, 144A, 4.913% **, 10/15/2008 *	6,000,000	105,000
GMAC LLC, 6.875%, 9/15/2011	418,000	338,430
Hartford Financial Services Group, Inc., 7.9%, 6/15/2010	3,950,000	3,849,097
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015	160,000	65,600
8.875%, 4/1/2015 (PIK)	75,000	25,500
HCP, Inc. (REIT), 6.45%, 6/25/2012	7,500,000	6,201,337
Hexion US Finance Corp., 9.75%, 11/15/2014	30,000	8,550
HSBC Finance Corp., 5.9%, 6/19/2012	12,000,000	11,986,272
HSBC USA, Inc., 3.125%, 12/16/2011	4,500,000	4,673,277
Inmarsat Finance PLC, 10.375%, 11/15/2012	135,000	119,644
John Deere Capital Corp.:
Series D, 2.875%, 6/19/2012	8,420,000	8,659,894
Series D, 4.5%, 4/3/2013	15,000,000	14,358,780
KeyBank National Association, 3.2%, 6/15/2012 (b)	4,500,000	4,675,338
KeyCorp., Series H, 6.5%, 5/14/2013	5,190,000	4,784,593
Merrill Lynch & Co., Inc., 5.77%, 7/25/2011	5,000,000	4,940,630
Morgan Stanley:
3.25%, 12/1/2011	5,000,000	5,210,665
Series F, 5.625%, 1/9/2012	5,000,000	4,741,535
New York Community Bank, 3.0%, 12/16/2011	4,500,000	4,620,645
NiSource Finance Corp., 7.875%, 11/15/2010	90,000	82,358
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014	100,000	53,000
PNC Funding Corp.:
1.875%, 6/22/2011	8,820,000	8,833,124
2.3%, 6/22/2012	4,575,000	4,620,700
Qwest Capital Funding, Inc., 7.0%, 8/3/2009	50,000	49,000
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	19,000	16,910
Regions Bank, 2.75%, 12/10/2010	4,500,000	4,595,697
Rio Tinto Finance (USA) Ltd., 5.875%, 7/15/2013	12,000,000	9,558,156

Simon Property Group LP, (REIT), 4.6%, 6/15/2010	9,000,000	8,021,781
Sovereign Bank, 2.75%, 1/17/2012	6,125,000	6,283,399
Sprint Capital Corp.:
7.625%, 1/30/2011	45,000	37,575
8.375%, 3/15/2012	20,000	16,000
Textron Financial Corp., 5.4%, 4/28/2013	5,000,000	3,488,485
The Goldman Sachs Group, Inc., 3.25%, 6/15/2012 (b)	10,000,000	10,433,210
Universal City Development Partners, Ltd., 11.75%, 4/1/2010	155,000	99,975
Wachovia Corp., 3.625%, 2/17/2009	4,000,000	3,983,592
Wells Fargo & Co., 3.0%, 12/9/2011 (b)	6,950,000	7,225,630
Wind Acquisition Finance SA, 144A, 10.75%, 12/1/2015	75,000	64,500

		292,096,521
Health Care 0.5%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	100,000	51,000
AstraZeneca PLC, 2.464% **, 9/11/2009	7,000,000	6,951,805
Boston Scientific Corp., 6.0%, 6/15/2011	70,000	66,500
Community Health Systems, Inc., 8.875%, 7/15/2015	345,000	317,400
HCA, Inc.:
9.125%, 11/15/2014	45,000	41,738
9.25%, 11/15/2016	270,000	247,725
9.625%, 11/15/2016 (PIK)	100,000	78,000
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	50,000	36,750
The Cooper Companies, Inc., 7.125%, 2/15/2015	70,000	58,800

		7,849,718
Industrials 2.6%
Actuant Corp., 6.875%, 6/15/2017	30,000	22,575
Allied Waste North America, Inc., 6.5%, 11/15/2010	100,000	96,500
ARAMARK Corp., 8.5%, 2/1/2015	20,000	18,100
Baldor Electric Co., 8.625%, 2/15/2017	40,000	29,800
BE Aerospace, Inc., 8.5%, 7/1/2018	95,000	85,500
Belden, Inc., 7.0%, 3/15/2017	35,000	26,250
Bombardier, Inc., 144A, 6.75%, 5/1/2012	100,000	88,750
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	125,000	103,121
Burlington Northern Santa Fe Corp., 7.0%, 2/1/2014	10,600,000	11,061,937
Cenveo Corp., 144A, 10.5%, 8/15/2016	50,000	29,000
DRS Technologies, Inc.:
6.625%, 2/1/2016	140,000	140,000
6.875%, 11/1/2013	250,000	248,750
7.625%, 2/1/2018	100,000	100,000
Esco Corp.:
144A, 5.871% **, 12/15/2013	260,000	166,400
144A, 8.625%, 12/15/2013	55,000	38,500
General Cable Corp.:
6.258% **, 4/1/2015	45,000	21,038
7.125%, 4/1/2017	30,000	19,800
General Dynamics Corp., 5.25%, 2/1/2014	6,750,000	6,917,542
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	44,000	12,760
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	55,000	45,001
9.375%, 5/1/2012	145,000	132,675
Kansas City Southern Railway Co., 7.5%, 6/15/2009	40,000	40,100
Mobile Mini, Inc., 9.75%, 8/1/2014	55,000	39,050
Moog, Inc., 144A, 7.25%, 6/15/2018	25,000	20,000
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	50,000	27,750
Norfolk Southern Corp., 6.2%, 4/15/2009	8,770,000	8,781,199

Ply Gem Industries, Inc., 11.75%, 6/15/2013	35,000	18,900
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017	145,000	21,750
Seitel, Inc., 9.75%, 2/15/2014	30,000	10,800
Titan International, Inc., 8.0%, 1/15/2012	140,000	103,600
TransDigm, Inc., 7.75%, 7/15/2014	30,000	24,600
Union Pacific Corp., 5.45%, 1/31/2013	9,285,000	9,006,069
United Rentals North America, Inc., 7.0%, 2/15/2014	60,000	36,600
US Concrete, Inc., 8.375%, 4/1/2014	30,000	16,200

		37,550,617
Information Technology 1.0%
Cisco Systems, Inc., 5.25%, 2/22/2011	7,000,000	7,266,924
L-3 Communications Corp.:
5.875%, 1/15/2015	100,000	90,000
Series B, 6.375%, 10/15/2015	60,000	56,100
7.625%, 6/15/2012	165,000	161,287
Lucent Technologies, Inc., 6.45%, 3/15/2029	148,000	59,200
MasTec, Inc., 7.625%, 2/1/2017	55,000	41,319
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	75,000	39,000
Vangent, Inc., 9.625%, 2/15/2015	35,000	20,344
Xerox Corp.:
5.65%, 5/15/2013	2,830,000	2,221,210
7.125%, 6/15/2010	5,000,000	4,693,105

		14,648,489
Materials 0.4%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	25,000	17,250
ARCO Chemical Co., 9.8%, 2/1/2020	315,000	34,650
Cascades, Inc., 7.25%, 2/15/2013	87,000	44,370
Chemtura Corp., 6.875%, 6/1/2016	110,000	56,100
Clondalkin Acquisition BV, 144A, 3.996% **, 12/15/2013	75,000	37,875
CPG International I, Inc., 10.5%, 7/1/2013	90,000	50,400
Dow Chemical Co., 5.97%, 1/15/2009	4,000,000	4,001,548
Exopack Holding Corp., 11.25%, 2/1/2014	115,000	67,275
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015	130,000	110,500
8.375%, 4/1/2017	245,000	200,900
GEO Specialty Chemicals, Inc.:
144A, 7.5% **, 3/31/2015	60,445	43,520
144A, 9.698% **, 12/31/2009	97,000	69,840
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017	35,000	29,400
9.5%, 12/1/2011	50,000	47,250
Hexcel Corp., 6.75%, 2/1/2015	280,000	212,800
Huntsman LLC, 11.625%, 10/15/2010	144,000	126,000
Jefferson Smurfit Corp., 8.25%, 10/1/2012	65,000	11,050
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	125,000	96,875
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	25,000	12,500
NewMarket Corp., 7.125%, 12/15/2016	80,000	60,000
NewPage Corp., 10.0%, 5/1/2012	75,000	33,000
Pliant Corp., 11.85%, 6/15/2009 (PIK)	5	3
Smurfit-Stone Container Enterprises, Inc., 8.0%, 3/15/2017	70,000	13,300
Steel Dynamics, Inc., 7.375%, 11/1/2012	30,000	21,900
Terra Capital, Inc., Series B, 7.0%, 2/1/2017	80,000	58,800
The Mosaic Co., 144A, 7.375%, 12/1/2014	205,000	168,100
Witco Corp., 6.875%, 2/1/2026	55,000	15,400

		5,640,606

Telecommunication Services 0.7%
AT&T, Inc., 4.125%, 9/15/2009	1,500,000	1,506,146
Centennial Communications Corp., 10.125%, 6/15/2013	95,000	95,950
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	146,000	128,480
8.375%, 1/15/2014	60,000	46,200
Intelsat Corp., 144A, 9.25%, 6/15/2016	245,000	222,950
iPCS, Inc., 5.318% **, 5/1/2013	30,000	21,300
Millicom International Cellular SA, 10.0%, 12/1/2013	190,000	171,000
Qwest Corp.:
7.25%, 9/15/2025	21,000	14,070
7.875%, 9/1/2011	5,130,000	4,719,600
8.875%, 3/15/2012	35,000	32,375
Sprint Nextel Corp., 6.0%, 12/1/2016	65,000	45,825
Telefonica Emisiones SAU, 5.984%, 6/20/2011	3,000,000	2,958,813
Virgin Media Finance PLC, 8.75%, 4/15/2014	95,000	71,250
Windstream Corp.:
7.0%, 3/15/2019	60,000	46,200
8.625%, 8/1/2016	20,000	17,700

		10,097,859
Utilities 1.8%
AES Corp.:
144A, 8.0%, 6/1/2020	95,000	73,625
144A, 8.75%, 5/15/2013	285,000	273,600
9.5%, 6/1/2009	75,000	74,438
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	381,000	375,285
Baltimore Gas & Electric Co., 6.125%, 7/1/2013	6,335,000	5,861,497
CMS Energy Corp., 8.5%, 4/15/2011	241,000	237,338
Edison Mission Energy, 7.0%, 5/15/2017	110,000	95,700
Knight, Inc., 6.5%, 9/1/2012	105,000	88,725
Mirant Americas Generation LLC, 8.3%, 5/1/2011	30,000	29,100
Mirant North America LLC, 7.375%, 12/31/2013	50,000	48,000
Northern States Power Co., 6.875%, 8/1/2009	5,000,000	5,035,965
NRG Energy, Inc.:
7.25%, 2/1/2014	115,000	107,525
7.375%, 2/1/2016	110,000	102,300
7.375%, 1/15/2017	100,000	92,000
NV Energy, Inc.:
6.75%, 8/15/2017	95,000	72,926
8.625%, 3/15/2014	33,000	29,752
Oncor Electric Delivery Co., 7.0%, 9/1/2022	25,000	23,360
Orion Power Holdings, Inc., 12.0%, 5/1/2010	180,000	180,000
Regency Energy Partners LP, 8.375%, 12/15/2013	65,000	44,525
Reliant Energy, Inc., 7.875%, 6/15/2017	105,000	85,050
Sempra Energy, 8.9%, 11/15/2013	5,000,000	5,048,375
Virginia Electric & Power Co., Series B, 4.5%, 12/15/2010	8,000,000	7,895,568

		25,874,654

Total Corporate Bonds (Cost $514,687,720)		482,604,705
Asset-Backed 12.4%
Automobile Receivables 5.6%
AmeriCredit Automobile Receivables Trust, "A3", Series 2005-DA, 4.87%, 12/6/2010	1,085,412	1,062,353
AmeriCredit Prime Automobile Receivables, "C", Series 2007-1, 5.43%, 2/10/2014	2,680,000	1,916,675
Capital Auto Receivables Asset Trust:

"A3A", Series 2006-2, 4.98%, 5/15/2011	5,872,073	5,770,159
"A3A", Series 2007-3, 5.02%, 9/15/2011	4,838,000	4,721,820
"B", Series 2006-1, 5.26%, 10/15/2010	4,078,000	3,979,468
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	9,999,998	8,385,937
Ford Credit Auto Owner Trust:
"A4", Series 2006-A, 5.07%, 12/15/2010	3,917,000	3,846,151
"A3A", Series 2007-B, 5.15%, 11/15/2011	2,283,000	2,192,657
"B", Series 2007-A, 5.6%, 10/15/2012	5,000,000	3,808,997
"B", Series 2007-B, 5.69%, 11/15/2012	1,264,000	964,492
GS Auto Loan Trust, "C", Series 2006-1, 5.85%, 1/15/2014	2,609,941	2,454,646
Hertz Vehicle Financing LLC, "A2", Series 2005-2A, 144A, 4.93%, 2/25/2010	2,834,000	2,815,783
Nissan Auto Receivables Owner Trust:
"A3", Series 2008-B, 4.46%, 4/16/2012	2,791,000	2,612,559
"A4", Series 2006-A, 4.77%, 7/15/2011	4,564,000	4,516,945
Triad Auto Receivables Owner Trust:
"A3", Series 2005-B, 4.28%, 6/14/2010	256,113	255,117
"A4", Series 2006-A, 4.88%, 4/12/2013	13,567,000	11,675,794
USAA Auto Owner Trust:
"A2", Series 2008-2, 3.91%, 1/15/2011	5,000,000	4,937,136
"A3", Series 2007-2, 4.9%, 2/15/2012	5,000,000	4,939,696
Volkswagen Auto Loan Enhanced Trust, "A2", Series 2008-1, 3.71%, 4/20/2011	7,500,000	7,386,551
World Omni Auto Receivables Trust:
"A3", Series 2006-A, 5.01%, 10/15/2010	595,008	594,719
"A3A", Series 2007-B, 5.28%, 1/17/2012	3,488,000	3,445,310

		82,282,965
Credit Card Receivables 2.5%
American Express Credit Account Master Trust:
"C", Series 2007-4, 144A, 1.455% **, 12/17/2012	6,000,000	3,994,556
"C", Series 2007-6, 144A, 1.585% **, 1/15/2013	6,000,000	3,903,739
Bank of America Credit Card Trust, "C2", Series 2007-C2, 1.465% **, 9/17/2012	10,000,000	6,017,592
Capital One Multi-Asset Execution Trust:
"B6", Series 2004-B6, 4.15%, 7/16/2012	5,000,000	4,670,666
"A5", Series 2008-A5, 4.85%, 2/18/2014	5,000,000	4,639,086
Chase Issuance Trust, "C4", Series 2006-C4, 1.485% **, 1/15/2014	10,000,000	5,118,172
Providian Master Note Trust, "B1", Series 2006-B1A, 144A, 5.35%, 3/15/2013	5,000,000	4,674,517
Washington Mutual Master Note Trust, "C1", Series 2007-C1, 144A, 1.595% **, 5/15/2014	7,550,000	3,775,000

		36,793,328
Home Equity Loans 1.5%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.541%, 4/25/2033	1,583,053	1,304,029
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032	1,460,068	175,208
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	5,068,847	4,360,649
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	7,833,873	6,498,858
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031	146,227	118,011
GMAC Mortgage Corp. Loan Trust:
"A5", Series 2003-HE2, 4.09%, 4/25/2033	3,405,242	2,574,599
"A2", Series 2006-HE3, 5.75%, 10/25/2036	3,500,000	2,397,724
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.34%, 8/20/2029	178,409	177,809
Residential Asset Mortgage Products, Inc., "A5", Series 2003-RZ4, 4.66%, 2/25/2032	1,629,250	1,625,387
Specialty Underwriting & Residential Finance, "A2B", Series 2006-BC2, 5.573%, 2/25/2037	3,859,083	2,615,838

		21,848,112
Manufactured Housing Receivables 0.2%
Green Tree Financial Corp.:

"A4", Series 1996-1, 6.5%, 3/15/2027	49,093	47,694
"B2", Series 1996-5, 8.45%, 7/15/2027*	5,302,252	0
Lehman ABS Manufactured Housing Contracts, "A6", Series 2001-B, 6.467%, 8/15/2028	1,979,630	1,379,492
Vanderbilt Mortgage Finance, "A4", Series 2000-D, 7.715%, 7/7/2027	831,262	797,372

		2,224,558
Miscellaneous 2.6%
Caterpillar Financial Asset Trust, "A2A", Series 2008-A, 4.09%, 12/27/2010	4,382,526	4,356,041
CIT RV Trust, "A5", Series 1999-A, 6.24%, 8/15/2015	1,075,844	1,076,159
Detroit Edison Securitization Funding LLC, "A4", Series 2001-1, 6.19%, 3/1/2013	8,546,395	8,733,657
E-Trade RV and Marine Trust, "A3", Series 2004-1, 3.62%, 10/8/2018	7,102,360	6,658,552
John Deere Owner Trust, "A2", Series 2008-A, 3.63%, 3/15/2011	6,743,871	6,675,799
National Collegiate Student Loan Trust:
"AIO", Series 2006-2, Interest Only, 6.0%, 8/25/2011	17,100,000	1,710,000
"AIO", Series 2006-3, Interest Only, 7.1%, 1/25/2012	24,886,000	2,488,600
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 3.46%, 7/25/2039	5,500,000	5,495,705
SSB RV Trust, "A5", Series 2001-1, 6.3%, 4/15/2016	251,746	251,271

		37,445,784

Total Asset-Backed (Cost $221,555,025)		180,594,747
Mortgage-Backed Securities Pass-Throughs 1.1%
Federal Home Loan Mortgage Corp.:
5.536% **, 1/1/2038	7,456,723	7,613,777
5.611% **, 1/1/2038	7,934,625	8,115,424
Government National Mortgage Association, 9.5% , with various maturities from 12/15/2016 until 7/15/2020	1,976	2,206

Total Mortgage-Backed Securities Pass-Throughs (Cost $15,555,489)		15,731,407
Commercial and Non-Agency Mortgage-Backed Securities 26.3%
Banc of America Commercial Mortgage, Inc.:
"A2", Series 2005-3, 4.501%, 7/10/2043	10,500,000	9,636,834
"A1", Series 2008-1, 5.268%, 2/10/2051	8,425,957	7,317,810
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 3.5%, 10/20/2032	221,218	221,656
"A15", Series 2006-2, 6.0%, 7/25/2046	5,975,280	4,862,994
"3A2", Series 2004-4, 6.5%, 5/25/2019	5,814,882	5,500,454
Bear Stearns Commercial Mortgage Securities, Inc.:
"X2", Series 2004-PWR5, Interest Only, 0.75% ***, 7/11/2042	57,275,458	1,210,322
"X2", Series 2002-TOP8, 144A, Interest Only, 2.083% ***, 8/15/2038	129,232,709	4,037,643
"A1", Series 2007-PW17, 5.282%, 6/11/2050	4,383,735	3,991,620
CDC Commercial Mortgage Trust, "XCP", Series 2002-FX1, 144A, Interest Only, 1.957% ***, 5/15/2035	39,153,198	346,737
Citicorp Mortgage Securities, Inc., "A1", Series 2003-8, 5.5%, 8/25/2033	9,383,304	8,877,319
Citigroup Commercial Mortgage Trust:
"XP", Series 2004-C2, 144A, Interest Only, 0.894% ***, 10/15/2041	161,429,876	2,982,159
"A1", Series 2007-C6, 5.622%, 12/10/2049	9,387,411	9,416,055
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A2B", Series 2007-CD4, 5.205%, 12/11/2049	12,000,000	9,953,130
Countrywide Alternative Loan Trust:
"A3", Series 2006-J2, 6.0%, 4/25/2036	8,170,312	7,505,725
"1A1", Series 2006-4CB, 6.0%, 4/25/2036	6,375,718	5,756,168
"A7", Series 2006-9T1, 6.0%, 5/25/2036	7,628,125	4,750,618
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	6,613,042	4,111,121

Countrywide Home Loans:
"A3", Series 2003-18, 5.25%, 7/25/2033	12,889,210	11,838,368
"A35", Series 2005-24, 5.5%, 11/25/2035	11,195,897	9,425,384

Credit Suisse Mortgage Capital Certificates, "A1", Series 2007-C4, 5.54%, 9/15/2039	7,870,190	7,408,021
CS First Boston Mortgage Securities Corp.:
"2A1", Series 2004-AR8, 4.597% **, 9/25/2034	6,650,897	4,499,023
"A4", Series 2001-CF2, 6.505%, 2/15/2034	7,757,325	7,623,111
Deutsche Mortgage Securities, Inc., "1A1", Series 2005-WF1, 144A, 5.908% **, 6/26/2035	6,457,922	6,282,919
First Horizon Alternative Mortgage Securities:
"A5", Series 2005-FA9, 5.5%, 12/25/2035	11,322,698	9,115,985
"1A1", Series 2007-FA2, 5.5%, 4/25/2037	8,416,074	7,901,393
"A7", Series 2007-FA3, 6.0%, 6/25/2037	9,238,163	7,837,219
First Horizon Mortgage Pass-Through Trust, "2A1", Series 2005-AR4, 5.333% **, 10/25/2035	7,527,579	3,983,105
Greenwich Capital Commercial Funding Corp.:
"XP", Series 2005-GG3, 144A, Interest Only, 0.765% ***, 8/10/2042	335,499,762	4,609,096
"A3", Series 2004-GG1, 4.344%, 6/10/2036	2,321,895	2,304,744
"A3", Series 2005-GG3, 4.569%, 8/10/2042	8,989,000	7,491,052
"A2", Series 2005-GG5, 5.117%, 4/10/2037	23,400,000	21,239,841
GS Mortgage Securities Corp. II, "A2", Series 2006-GG8, 5.479%, 11/10/2039	11,431,000	9,506,461
Heller Financial Commercial Mortgage Asset Corp., "A2", Series 1999-PH1, 6.847%, 5/15/2031	686,838	684,758
IndyMac INDX Mortgage Loan Trust, "4A1", Series 2005-AR9, 5.192% **, 7/25/2035	2,287,300	1,273,185
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A1", Series 2004-CB9, 3.475%, 6/12/2041	2,294,123	2,255,383
"A1", Series 2004-C2, 4.278%, 5/15/2041	4,515,851	4,486,281
"A2", Series 2005-LDP2, 4.575%, 7/15/2042	11,400,000	10,454,025
"A2", Series 2005-LDP3, 4.851%, 8/15/2042	12,020,000	10,940,626
"A1", Series 2007-C1, 4.98%, 2/15/2051	8,802,994	8,031,425
"A2", Series 2004-CB9, 5.108%, 6/12/2041	8,000,000	7,521,574
"A2", Series 2007-LD11, 5.804% **, 6/15/2049	10,000,000	7,644,252
JPMorgan Mortgage Trust, "2A7", Series 2004-S2, 5.25%, 11/25/2034	3,396,330	3,201,133
LB-UBS Commercial Mortgage Trust:
"XCP", Series 2003-C7, 144A, Interest Only, 0.262% ***, 7/15/2037	119,408,211	368,876
"XCP", Series 2004-C6, 144A, Interest Only, 0.649% ***, 8/15/2036	81,808,613	690,440
"XCP", Series 2006-C6, Interest Only, 0.663% ***, 9/15/2039	187,760,342	3,762,999
"XCP", Series 2004-C7, 144A, Interest Only, 0.719% ***, 10/15/2036	230,547,688	2,648,463
"XCP", Series 2004-C8, 144A, Interest Only, 0.772% ***, 12/15/2039	294,896,076	3,567,033
"A2", Series 2005-C1, 4.31%, 2/15/2030	9,000,000	8,347,410
"A2", Series 2005-C3, 4.553%, 7/15/2030	11,699,175	10,831,084
"A3", Series 2004-C4, 5.075% **, 6/15/2029	10,000,000	9,457,552
Morgan Stanley Capital I:
"A2", Series 2005-T17, 4.11%, 12/13/2041	351,297	346,261
"A1", Series 2004-T15, 4.13%, 6/13/2041	2,660,694	2,645,140
"A1", Series 2007-IQ16, 5.32%, 12/12/2049	10,916,811	9,919,727
Morgan Stanley Dean Witter Capital I, "A3", Series 2001-TOP5, 6.16%, 10/15/2035	839,534	834,291
Paine Webber Mortgage Acceptance Corp., "1B2", Series 1999-4, 144A, 6.46% **, 7/28/2024	105,206	68,131
PHHMC Mortgage Pass-Through Certificates, "A2", Series 2006-2, 6.155% **, 7/18/2036	15,877,315	15,088,661
Prudential Home Mortgage Securities, "4B", Series 1994-A, 144A, 6.73% **, 4/28/2024	24,225	23,601
Residential Funding Mortgage Securities I:
"1A4", Series 2004-S6, 5.5%, 6/25/2034	4,790,186	4,684,180
"A5", Series 2005-S9, 5.75%, 12/25/2035	6,541,718	4,837,130
Residential Funding Mortgage Security I, "A11", Series 2006-S5, 6.0%, 6/25/2036	5,491,024	5,055,546
TIAA Seasoned Commercial Mortgage Trust, "A1", Series 2007-C4, 5.683% **, 8/15/2039	5,485,090	5,167,976
Wachovia Bank Commercial Mortgage Trust:

"XP", Series 2005-C17, 144A, Interest Only, 0.247% ***, 3/15/2042	638,557,432	4,060,778
"A2", Series 2007-C32, 5.736% **, 6/15/2049	10,000,000	7,820,922
Washington Mutual Mortgage Pass-Through Certificates, "A2", Series 2005-11, 5.75%, 1/25/2036	9,463,811	6,810,673
Wells Fargo Mortgage Backed Securities Trust:
"6A4", Series 2005-AR16, 5.002% **, 10/25/2035	9,814,240	4,504,392
"A2", Series 2006-AR17, 5.829% **, 10/25/2036	6,278,906	3,903,836

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $447,175,564)		383,481,831
Collateralized Mortgage Obligations 5.0%
Fannie Mae Grantor Trust:
"1A1", Series 2004-T1, 6.0%, 1/25/2044	5,860,633	5,698,214
"A1", Series 2002-T4, 6.5%, 12/25/2041	2,961,088	3,097,115
FannieMae Whole Loan, "3A", Series 2004-W8, 7.5%, 6/25/2044	1,609,001	1,662,605
Federal Home Loan Mortgage Corp.:
"MA", Series 2664, 5.0%, 4/15/2030	13,582,782	13,885,665
"EB", Series 3062, 5.5%, 9/15/2021	5,367,618	5,478,654
"PA", Series 2301, 6.0%, 10/15/2013	13,710,139	14,092,315
"BT", Series 2448, 6.0%, 5/15/2017	5,911	6,253
Federal National Mortgage Association:
"TA", Series 2007-77, 5.5%, 12/25/2029	7,100,215	7,272,720
"AB", Series 2006-3, 5.5%, 10/25/2032	17,511,624	17,842,581
"PD", Series G94-10, 6.5%, 9/17/2009	40,400	40,482
"A1", Series 2003-7, 6.5%, 12/25/2042	3,412,287	3,406,219

Total Collateralized Mortgage Obligations (Cost $72,365,287)		72,482,823
Loan Participations and Assignments 3.9%
Senior Loans **
Affiliated Computer Services, Inc., Term Loan, LIBOR plus 2.0%, 4.004%, 3/20/2013	1,994,898	1,722,026
ALLTel Communications, Inc., Term Loan B3, LIBOR plus 2.5%, 4.504%, 5/16/2015	997,481	989,586
Applied Biosystems, Inc., Term Loan B, LIBOR plus 3.0%, 5.004%, 9/22/2015	100,000	94,333
Asurion Corp., Term Loan, LIBOR plus 3.0%, 5.004%, 7/16/2014	2,000,000	1,366,260
Atlas Pipeline Partners LP, Term Loan, LIBOR plus 2.5%, 4.504%, 7/23/2014	3,162,741	2,414,231
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 5.254%, 4/26/2015	240,481	165,264
Term Loan B, LIBOR plus 3.25%, 5.254%, 4/26/2015	1,591,182	1,093,500
BE Aerospace, Inc., Term Loan B, LIBOR plus 2.75%, 4.754%, 7/25/2014	553,613	501,019
Brocade Communications Systems, Inc., Term Loan, LIBOR plus 4.0%, 6.004%, 9/30/2013	250,000	208,750
Celanese (BCP Crystal Holding Ltd. 2), Term Loan, LIBOR plus 1.5%, 3.504%, 4/2/2014	3,979,798	2,765,960
Cincinnati Bell, Inc., Term Loan B, LIBOR plus 1.5%, 3.504%, 8/31/2012	3,952,381	3,403,988
Community Health Systems, Inc.:
Term Delay Draw, LIBOR plus 2.25%, 4.254%, 7/16/2014	194,619	153,360
Term Loan, LIBOR plus 2.25%, 4.254%, 7/16/2014	3,805,380	2,998,639
Constellation Brands, Inc., Term Loan B, LIBOR plus 1.5%, 3.504%, 6/5/2013	2,995,896	2,675,336
Georgia-Pacific Corp., Term Loan B, 1st Lien, LIBOR plus 1.75%, 3.754%, 12/23/2012	3,560,390	2,950,033
Getty Images, Inc., Term Loan B, LIBOR plus 4.0%, 6.004%, 7/2/2015	2,962,500	2,662,547
Hanesbrands, Inc., Term Loan B, 1st Lien, LIBOR plus 1.75%, 3.754%, 9/5/2013	4,500,000	3,638,565
HCA, Inc., Term Loan B, LIBOR plus 2.25%, 4.254%, 11/17/2013	3,979,747	3,141,791
Hughes Network Systems LLC, Term Loan, LIBOR plus 2.5%, 4.504%, 4/15/2014	1,000,000	635,000
Huntsman International LLC, Term Loan, LIBOR plus 1.75%, 3.754%, 8/19/2014	2,000,000	1,256,000
IASIS Health Care Corp.:
Letter of Credit, LIBOR plus 2.0%, 4.004%, 3/14/2014	127,186	92,528
Term Delay Draw, LIBOR plus 2.0%, 4.004%, 3/14/2014	1,189,388	865,280

Term Loan, LIBOR plus 2.0%, 4.004%, 3/15/2014	1,457,838	1,060,577

Ineos Holdings Ltd.:
Term Loan B-2, LIBOR plus 2.25%, 4.254%, 12/16/2013	500,000	218,250
Term Loan C-2, LIBOR plus 2.75%, 4.754%, 12/16/2014	500,000	219,065
Jarden Corp., Term Loan B, LIBOR plus 1.75%, 3.754%, 1/24/2012	1,994,820	1,502,768
Lyondell Basell Industries AF SCA, Term Loan B-3, LIBOR plus 3.75%, 5.754%, 12/20/2014	2,000,000	898,750
Manitowoc Co., Inc., Term Loan B, LIBOR plus 3.5%, 5.504%, 8/15/2014	2,000,000	1,430,000
Metavante Corp., Term Loan, LIBOR plus 1.75%, 3.754%, 11/1/2014	1,989,975	1,522,331
Mylan, Inc., Term Loan B, LIBOR plus 3.25%, 5.254%, 10/2/2014	1,994,975	1,701,544
New UNO Acquisition Corp., Term Loan B, LIBOR plus 3.75%, 5.754%, 8/7/2014	300,000	288,333
Oshkosh Truck Corp., Term Loan B, LIBOR plus 1.75%, 3.754%, 12/6/2013	3,593,797	2,128,049
Psychiatric Solutions Inc, Term Loan, LIBOR plus 1.75%, 3.754%, 7/1/2012	2,196,385	1,738,812
Quicksilver Resources, Inc., Term Loan, LIBOR plus 4.5%, 6.504%, 8/8/2013	703,125	464,062
Regal Cinemas Corp., Term Loan, LIBOR plus 1.5%, 3.504%, 10/27/2013	1,989,848	1,477,462
Rockwood Specialties Group, Inc., Term Loan E, LIBOR plus 1.5%, 3.504%, 7/30/2012	1,989,691	1,613,639
SunGard Data Systems, Inc., Term Loan, LIBOR plus 1.75%, 3.754%, 2/28/2014	2,987,335	2,035,660
Telesat LLC:
Term Loan, LIBOR plus 3.0%, 5.004%, 10/31/2014	1,828,707	1,253,579
Term Delay Draw, LIBOR plus 3.0%, 5.004%, 10/31/2014	156,933	107,577
Texas Competitive Electric Holdings Co., LLC, Term Loan B3, LIBOR plus 3.5%, 5.504%, 12/31/2012	1,000,000	700,000
West Corp., Term Loan B2, LIBOR plus 2.375%, 4.379%, 10/24/2013	1,979,798	1,243,145

Total Loan Participations and Assignments (Cost $72,775,722)		57,397,599
Preferred Securities 0.0%
Financials
Citigroup, Inc., Series E, 8.4%, 4/30/2018 (c)	90,000	59,426
Xerox Capital Trust I, 8.0%, 2/1/2027	32,000	21,853

Total Preferred Securities (Cost $120,122)		81,279
Government & Agency Obligations 11.6%
US Government Sponsored Agencies 5.8%
Federal Home Loan Bank:
1.468% **, 3/30/2009 (d)	8,000,000	8,004,680
7.125% **, 5/2/2022	4,950,000	4,950,000
7.45% **, 10/16/2023	10,000,000	9,900,000
8.7% **, 5/1/2018	10,000,000	10,000,000
Federal National Mortgage Association:
3.625%, 8/15/2011 (d)	5,000,000	5,299,485
4.35%, 5/29/2013	15,000,000	15,179,475
5.187% **, 8/8/2011	18,000,000	16,851,600
8.45% **, 2/27/2023	14,000,000	14,000,000

		84,185,240
US Treasury Obligations 5.8%
US Treasury Bills:
0.02% ****, 5/21/2009 (e)	393,000	392,886
0.04% ****, 5/21/2009 (e)	102,000	101,970
0.17% ****, 1/15/2009 (e)	8,215,000	8,214,959
US Treasury Inflation-Indexed Notes:
0.875%, 4/15/2010 (b)	17,153,550	16,121,661
3.875%, 1/15/2009 (b)	33,025,000	32,769,585
US Treasury Notes:

1.125%, 12/15/2011(b)						5,022,000	5,044,363
1.25%, 11/30/2010 (b)						12,600,000	12,735,324
2.0%, 11/30/2013 (b)						9,340,000	9,582,260

							84,963,008

Total Government & Agency Obligations (Cost $170,999,691)							169,148,248
Municipal Bonds and Notes 2.1%
Georgia, State General Obligation, Series B, 5.0%, 3/1/2011						5,000,000	5,339,150
Louisiana, Public Facilities Authority Systems Revenue, Restoration Bonds, Series A-1, 4.5%, 2/1/2014						7,260,000	7,297,752
Minnesota, State General Obligation, 5.0%, 10/1/2012						5,000,000	5,506,800
New York City, NY, Transitional Finance Authority Revenue, Series C, Prerefunded, 5.5%, 11/1/2019						5,800,000	6,195,966
Washington, State General Obligation, Series B, Prerefunded, 6.0%, 1/1/2016 (f)						5,815,000	6,114,066

Total Municipal Bonds and Notes (Cost $30,022,927)							30,453,734
						Shares	Value ($)

Securities Lending Collateral 6.6%
Daily Assets Fund Intuitional, 1.69% (g) (h) (Cost $96,442,760)						96,442,760	96,442,760
Cash Equivalents 3.0%
Cash Management QP Trust, 1.42% (g) (Cost $44,573,685)						44,573,685	44,573,685
						% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,686,273,992) †						105.1	1,532,992,818
Other Assets and Liabilities, Net						(5.1)	(73,697,300)

Net Assets						100.0	1,459,295,518

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Ashton Woods USA LLC	9.50%	10/1/2015	110,000	USD	102,451	22,000
Glitnir Banki HF	4.913%	10/15/2008	6,000,000	USD	6,000,930	105,000
Green Tree Financial Corp., “B2”, Series 1996-5	8.45%	7/15/2027	5,302,252	USD	5,817,407	0
					11,920,788	127,000
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2008.

***	These securities are shown at their current rate as of December 31, 2008.
****	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $1,687,499,966. At December 31, 2008, net unrealized depreciation for all securities based on tax cost was $154,507,148. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,017,939 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $160,525,087.

(a)	Security has deferred its 6/15/2008 interest payment until 6/30/2009.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2008 amounted to $95,167,912 which is 6.5% of net assets.
(c)	Date shown is call date; not a maturity date for the perpetual preferred securities.

(d)				At December 31, 2008 this security has been pledged, in whole or in part, to cover initial requirements for open options contracts.
(e)				At December 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)				Bond is insured by one of these companies:
Insurance Coverage				As a % of Total Investment Portfolio
Financial Security Assurance, Inc.				0.4
(g)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)				Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act.

REIT: Real Estate Investment Trust
At December 31, 2008, the Fund had unfunded loan commitments of $283,472, which could be extended at the option of the borrower, pursuant to the following loan agreement:
Borrower	Unfunded Loan Commitment ($)
			Value ($)	Unrealized Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, LIBOR plus 3.25%, 5.254%, 4/26/2015	157,715		110,177	(47,538)
Community Health Systems, Inc., Term Delay Draw, LIBOR plus 2.25%, 4.254%, 7/16/2014	125,757		102,241	(23,516)
Total	283,472		212,418	(71,054)
At December 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	3/16/2009	369	28,919,308	29,944,889	1,025,581
10 Year Canadian Government Bond	3/20/2009	132	12,734,285	13,553,925	819,640
2 Year US Treasury Note	3/31/2009	264	56,755,484	57,568,500	813,016
Federal Republic of Germany Euro-Bund	3/6/2009	201	34,754,901	34,880,282	125,381

Federal Republic of Germany Euro-Schatz	3/6/2009	740	110,330,249	110,547,554	217,305
United Kingdom Long Gilt Bond	3/27/2009	135	22,445,520	23,965,071	1,519,551
Total unrealized appreciation	4,520,474

At December 31, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Japanese Government Bond	3/11/2009	24	36,893,202	37,097,407	(204,205)
10 Year US Treasury Note	3/20/2009	708	86,145,283	89,031,000	(2,885,717)
5 Year US Treasury Note	3/31/2009	1,520	175,616,893	180,963,126	(5,346,233)
Total unrealized depreciation	(8,436,155)

At December 31, 2008, open written options contracts were as follows:
Written Options	Contract Amount	Expiration Date	Strike Rate (%)	Value ($) *

Call Options
Option on an interest rate swap for the obligation to receive a fixed rate of 2.7% versus the one-year LIBOR expiring on October 13, 2010	54,000,000	10/13/2009	2.7	661,349
Option on an interest rate swap for the obligation to receive a fixed rate of 3.12% versus the one-year LIBOR expiring on September 18, 2010	54,000,000	9/18/2009	3.12	25,121
Total Call Options (Premiums received $638,550)	686,470

Put Options
Option on an interest rate swap for the obligation to pay a fixed rate of 2.7% versus the one-year LIBOR expiring on October 13, 2010	54,000,000	10/13/2009	2.7	51,332
Option on an interest rate swap for the obligation to pay a fixed rate of 3.12% versus the one-year LIBOR expiring on September 18, 2010	54,000,000	9/18/2009	3.12	1,398,881
Total Put Options (Premiums received $638,550)	1,450,213

Total Written Options (Premiums received $1,277,100)	2,136,683

*	Unrealized depreciation at 12/31/08 is ($859,583).
At December 31, 2008, open credit default swap contracts purchased were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

5/6/2008 6/20/2013	40,000[1]	7.25%	ARCO Chemical Co., 9.8%, 2/1/2020, D	28,993	—	28,993
8/19/2008 9/20/2013	4,000,000[2]	3.0%	Expedia, Inc., 7.456%, 8/15/2018, BB	537,358	—	537,358
10/2/2008 12/20/2013	8,000,000[2]	2.2%	Darden Restaurants, Inc., 6.0%, 8/15/2035, BBB	185,410	—	185,410
10/10/2008 12/20/2013	6,000,000[3]	0.87%	Arrow Electronics, Inc., 6.875%, 6/1/2018, BBB-	314,723	—	314,723
10/21/2008 12/20/2013	8,000,000[4]	.0.75%	Walt Disney Co., 5.625%, 9/15/2016, A	44,538	—	44,538
11/24/2008 12/20/2013	3,200,000[4]	1.25%	ACE INA Holdings, Inc., 8.875%, 8/15/2029, A-	(37,406)	—	(37,406)
11/24/2008 12/20/2013	5,000,000[2]	1.25%	Sempra Energy, 6.0%, 2/1/2013, BBB+	(23,144)	—	(23,144)
11/25/2008 12/20/2013	6,400,000[3]	3.5%	Kohl’s Corp., 6.25%, 12/15/2017, BBB+	(162,340)	—	(162,340)
11/24/2008 12/22/2013	3,200,000[4]	3.15%	Allstate Corp., 6.75%, 5/15/2018, A-	(170,011)	—	(170,011)
Total net unrealized appreciation					718,121

At December 31, 2008, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($) (j)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

1/5/2009 3/20/2014	3,200,000[2]	5.5%	Limited Brands, Inc., 6.9%, 7/15/2017, BB+	—	—	—
1/5/2009 3/20/2014	3,200,000[3]	7.0%	Macy’s Retail Holdings, Inc., 7.45%, 7/15/2017, BBB-	—	—	—
1/5/2009 3/20/2014	3,200,000[2]	5.25%	Nordstrom, Inc., 6.95%, 5/15/2028, A-	—	—	—
Total unrealized appreciation					—
(i)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
(j)

The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

At December 31, 2008, total return swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

12/1/2008 12/1/2010	37,900,000[3]	0.35%	Citi GIRS Index	1,791,472	75,800	1,715,672
Counterparties:
1	Merrill Lynch, Pierce, Fenner & Smith, Inc.
2	JPMorgan Chase Securities, Inc.
3	Citigroup, Inc.
4	Bank of America

GIRS: Global Interest Rate Strategy
At December 31, 2008, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

USD	40,855,935	EUR	32,422,000	1/21/2009	4,168,192
USD	4,153,937	JPY	384,937,000	1/21/2009	94,346
USD	18,870,277	SEK	157,831,000	1/21/2009	1,079,857
USD	34,530,776	SGD	52,695,000	1/21/2009	2,017,289
GBP	9,313,000	USD	13,638,889	1/21/2009	257,270
Total unrealized appreciation					7,616,954

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

AUD	17,069,000	USD	10,977,245	1/21/2009	(894,314)
CAD	4,121,000	USD	3,267,523	1/21/2009	(69,460)
CHF	14,904,000	USD	12,284,360	1/21/2009	(1,721,869)
NOK	237,703,000	USD	32,989,106	1/21/2009	(901,870)
Total unrealized depreciation					(3,587,513)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swdish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Options Written, at Value	Other Financial Instruments††

Level 1	$ 96,442,760	$ -	$ (3,915,681)
Level 2	1,364,935,014	(2,136,683)	6,392,180
Level 3	71,615,044	-	-
Total	$ 1,532,992,818	$ (2,136,683)	$ 2,476,499

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts, forward foreign currency exchange contracts, unfunded loan commitments and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value at December 31, 2008:

Investments in Securities
Balance as of October 1, 2008	$ 69,288,235
Net realized gain (loss)	(102,268)
Change in unrealized appreciation (depreciation)	(4,021,252)
Amortization Premium/Discount	(201,439)
Net purchases (sales)	4,108,297
Net transfers in (out) of Level 3	2,543,471
Balance as of December 31, 2008	$ 71,615,044

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 20, 2008